Other financial assets	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Disclosure of financial assets [text block]
9.	Other financial assets

The balance of other financial assets as of December 31, 2018 and 2017 is as follows:
	2018	2017
Assets measured at fair value through profit or loss
Investment Portfolio – Local currency	3,389,869	3,310,338
Investment Portfolio – Foreign currency	4,754,369	3,194,287
	8,144,238	6,504,625
Assets measured at amortized cost	3,577	3,636
Hedging instruments	-	25,464
	8,147,815	6,533,725

Current	5,321,098	2,967,878
Non–current	2,826,717	3,565,847
	8,147,815	6,533,725

The average return of the investment portfolio in Colombian pesos and U.S. dollars was approximately 5.4% (2017 – 7.4%) and approximately 2.1% (2017 – 1. 1%), respectively.

Changes in fair value are recognized in financial results (Note 27).

9.1	Restrictions

As of December 31, 2018 and 2017, there were no
investments
with restricted use.

9.2	Maturity

The following are the maturities of other financial assets as of December 31, 2018 and 2017:
	2018	2017
Up to 1 year	5,321,098	2,967,878
1 – 2 years	1,847,241	1,588,145
2 – 5 years	823,425	1,817,558
> 5 years	156,051	160,144
	8,147,815	6,533,725

9.3	Fair value

The following is the balance of other financial assets by fair value hierarchy level as of December 31, 2018 and 2017:

	2018	2017
Level 1	372,636	317,912
Level 2	7,771,602	6,186,713
	8,144,238	6,504,625

There were no transfers between hierarchy levels for the years ended December 31, 2018 and 2017.

The securities comprising Ecopetrol’s portfolio are valued on a daily basis according to the instructions issued by the Financial Superintendence of Colombia. To this end, the information provided by authorized entities is used, which includes data from active markets. For cases in which market data is not available, other directly or indirectly observable data is used.

For U.S. dollar–denominated investments, fair value is based on information released by Bloomberg, while for investments denominated in Colombian pesos, fair value is provided by Infovalmer, an entity authorized by the Financial Superintendence of Colombia to provide this service.

Within the investment valuation hierarchy process, other relevant aspects are taken into account, such as the issuer’s rating, investment rating and the risk analysis of the issuer performed by the Ecopetrol Business Group.

9.4	Credit rating

The following table reflects the credit quality of the issuers of other financial assets measured at fair value through profit or loss:

	2018	2017
A1	3,148,043	1,149,606
AAA	3,105,894	3,175,727
BRC1+	611,905	-
F1+	353,175	-
AA-	455,584	233,668
AA+	193,747	1,067,989
A+	161,160	175,767
A	80,334	300,179
AA	15,430	-
BBB+	18,731	-
BBB	-	21,835
BBB-	-	378,939
No rating available	235	915
	8,144,238	6,504,625

See credit risk policy in Note 28.2.2